Segment reporting	6 Months Ended
Mar. 31, 2025
Segment reporting
Segment reporting

Note 2. Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of Westpac.

The statutory amount of the net operating income and operating expenses segment line items are separated to show the balances excluding Notable Items and the total Notable Items for each of these categories. This is consistent with the information provided internally to Westpac’s key decision makers.

Notable Items are items that management believes are not reflective of Westpac’s ongoing business performance and are grouped into the following broad categories:

●	Unrealised fair value gains and losses on economic hedges that do not qualify for hedge accounting
●	Net ineffectiveness on qualifying hedges
●	Large items that are not reflective of the Westpac’s ordinary operations. In individual reporting periods large items may include:
-	Provisions for remediation, litigation, fines and penalties
-	The impact of asset sales and revaluations
-	The write-down of assets (including goodwill and capitalised software)
-	Restructuring costs

Internal charges and transfer pricing adjustments have been reflected in the performance of each of operating segment. Inter-segment pricing is determined on an arm’s length basis.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America, Asia and the Pacific. We operate significant online capability supported by an extensive branch and ATM network, call centres and relationship bankers. Our operations comprise the following key segments:

●	Consumer provides banking products and services to customers in Australia through three lines of business consisting of mortgages, consumer finance and cash and transactional banking.
●	Business & Wealth comprises Business Banking for customers generally up to $200 million in exposure, Wealth Management, Private Wealth and Westpac Pacific. For part of the period the segment included our auto finance portfolio, which has been in runoff and was sold in March 2025.
●	Westpac Institutional Bank (WIB) delivers a broad range of financial products and services to corporate, institutional and government customers.
●	Westpac New Zealand provides banking, and wealth products and services for consumer, business and institutional customers in New Zealand.
●	Group Businesses includes Treasury, Enterprise services and other costs not directly attributable to segments including Corporate Affairs, a portion of enterprise technology costs related to UNITE in prior periods, certain customer remediation expenses and enterprise provisions. It also includes Group-wide elimination entries arising on consolidation.

Note 2. Segment reporting (Continued)

The following tables present the segment results for Westpac:

			Westpac	Westpac			Notable
		Business &	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
Half Year Mar 25
Net interest income	3,852	2,697	1,177	1,236	607	9,569	(218)	9,351
Net fee income	271	150	343	80	(4)	840	-	840
Net wealth management income	-	219	-	21	(1)	239	-	239
Trading income	1	31	228	20	-	280	18	298
Other income	8	(4)	48	-	13	65	-	65
Notable Items	-	-	-	(1)	(199)	(200)	200	-
Net operating income	4,132	3,093	1,796	1,356	416	10,793	-	10,793
Operating expenses	(2,420)	(1,368)	(791)	(665)	(454)	(5,698)	-	(5,698)
Total operating expenses	(2,420)	(1,368)	(791)	(665)	(454)	(5,698)	-	(5,698)
Pre-provision profit	1,712	1,725	1,005	691	(38)	5,095	-	5,095
Impairment (charges)/benefits	(142)	(117)	39	(30)	-	(250)	-	(250)
Profit before income tax expense	1,570	1,608	1,044	661	(38)	4,845	-	4,845
Income tax (expense)/benefit[a]	(482)	(490)	(286)	(185)	(77)	(1,520)	-	(1,520)
Net profit attributable to NCI	-	-	-	-	(8)	(8)	-	(8)
Net profit attributable to owners of WBC	1,088	1,118	758	476	(123)	3,317	-	3,317
Notable Items (post-tax)	-	-	-	(1)	(139)	(140)
Balance sheet
Loans	517,158	106,845	106,953	93,789	63	824,808
Deposits and other borrowings	350,968	148,242	122,303	75,473	42,264	739,250

Half Year Sept 24
Net interest income	3,861	2,722	1,150	1,217	615	9,565	61	9,626
Net fee income	262	156	318	93	1	830	-	830
Net wealth management income	-	206	-	20	(3)	223	-	223
Trading income	-	27	322	20	(18)	351	(10)	341
Other income	11	-	(41)	2	6	(22)	-	(22)
Notable Items	-	-	-	(2)	53	51	(51)	-
Net operating income	4,134	3,111	1,749	1,350	654	10,998	-	10,998
Operating expenses	(2,422)	(1,370)	(756)	(616)	(385)	(5,549)	-	(5,549)
Total operating expenses	(2,422)	(1,370)	(756)	(616)	(385)	(5,549)	-	(5,549)
Pre-provision profit	1,712	1,741	993	734	269	5,449	-	5,449
Impairment (charges)/benefits	(104)	(47)	(19)	(3)	(2)	(175)	-	(175)
Profit before income tax expense	1,608	1,694	974	731	267	5,274	-	5,274
Income tax (expense)/benefit[a]	(482)	(513)	(288)	(203)	(140)	(1,626)	-	(1,626)
Net profit attributable to NCI	-	-	-	-	-	-	-	-
Net profit attributable to owners of WBC	1,126	1,181	686	528	127	3,648	-	3,648
Notable Items (post-tax)	-	-	-	(2)	43	41
Balance sheet
Loans	510,317	101,989	100,582	93,833	46	806,767
Deposits and other borrowings	334,462	144,289	119,795	74,912	47,031	720,489

a.	Includes tax benefit on Notable Items of $60 million (Second Half 2024: $10 million expense).

Note 2. Segment reporting (Continued)

			Westpac	Westpac			Notable
		Business &	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
Half Year Mar 24
Net interest income	3,771	2,616	1,090	1,171	703	9,351	(224)	9,127
Net fee income	253	185	335	86	(17)	842	-	842
Net wealth management income	-	189	-	19	10	218	-	218
Trading income	-	30	313	20	2	365	(2)	363
Other income	2	5	18	(3)	18	40	-	40
Notable Items	-	-	-	(6)	(220)	(226)	226	-
Net operating income	4,026	3,025	1,756	1,287	496	10,590	-	10,590
Operating expenses[a]	(2,365)	(1,256)	(709)	(646)	(419)	(5,395)	-	(5,395)
Total operating expenses	(2,365)	(1,256)	(709)	(646)	(419)	(5,395)	-	(5,395)
Pre-provision profit	1,661	1,769	1,047	641	77	5,195	-	5,195
Impairment (charges)/benefits	(144)	(95)	(101)	(22)	-	(362)	-	(362)
Profit before income tax expense	1,517	1,674	946	619	77	4,833	-	4,833
Income tax (expense)/benefit[b]	(459)	(499)	(265)	(174)	(94)	(1,491)	-	(1,491)
Net profit attributable to NCI	-	-	-	-	-	-	-	-
Net profit attributable to owners of WBC	1,058	1,175	681	445	(17)	3,342	-	3,342
Notable Items (post-tax)	-	-	-	(4)	(160)	(164)
Balance sheet
Loans	502,354	96,923	92,983	92,586	(7)	784,839
Deposits and other borrowings	321,255	140,634	115,296	74,792	50,249	702,226

a.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for $50 million in Consumer.
b.	Includes tax benefit on Notable Items of $62 million.

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Notable Items after tax
Economic hedges	(92)	35	(163)	large	(44)
Hedge ineffectiveness	(48)	6	(1)	large	large
Total Notable Items after tax	(140)	41	(164)	large	(15)